General Government
Securities Money
Market Fund




SEMIANNUAL REPORT May 31, 2002

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                  General Government Securities
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2001 through May 31, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

We have recently seen signs of economic recovery, which may signal an end to the U.S. economic recession. As the economy has gained strength, however, prices of stocks and many bonds have fluctuated widely. The war on terror, instability in the Middle East and South Asia, and new disclosures of questionable accounting and management practices among U.S. corporations have buffeted the financial markets, making the short-term movements of stocks and bonds particularly volatile.

In this environment, money market funds have once again demonstrated their ability to preserve investors' capital during challenging times. Although yields have remained near historical lows, money market funds have recently attracted a record amount of assets as investors look for a more stable alternative to the stock market.

When will volatility in the longer term markets subside? No one knows for sure. It is unlikely that returns from money market funds will enable you to reach long-term financial goals such as retirement, a new home or a college education. Although you may be worried about the challenges presented for growth or income under current market conditions, we encourage you to talk with a professional financial advisor who can help you navigate the right course to financial security for yourself and your family. For our part, and as we have for more than 50 years, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 17, 2002




DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Government Securities Money Market Fund perform during the period?

For the six-month period ended May 31, 2002, the fund's Class A and Class B shares produced annualized yields of 1.51% and 1.30%, respectively. Taking into account the effects of compounding, the fund' s Class A and Class B shares produced annualized effective yields of 1.53% and 1.31%, respectively.(1)

We attribute the fund's performance to the Federal Reserve Board's (the "Fed") interest-rate reductions early in the reporting period.

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as repurchase agreements collateralized by these securities.

What other factors influenced the fund's performance?

When the reporting period began, the economy was in the midst of a recession that had been intensified by the September 11 terrorist attacks. The Fed reacted quickly and decisively, further reducing the benchmark federal funds rate in an effort to rekindle economic growth. The Fed' s announcement of a 0.50 percentage-point rate cut in November, just before the reporting period began, cited "heightened uncertainty and concerns about a deterioration in business conditions both here and abroad." This was followed by a 0.25 percentage-point cut at the Fed's December meeting, despite early signs that the rate of economic deterioration had slowed. The December cut brought the federal funds rate to 1.75%, its lowest level in 40 years.

                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

It was later estimated that the U.S. economy grew at a 1.40% annual rate during the fourth quarter of 2001, driven primarily by consumer spending. Buoyed by the economy's apparent gains, the Fed held the federal funds rate steady at 1.75% at its January 2002 meeting. As positive economic data accumulated in February -- including reports of increased manufacturing activity and strong consumer spending -- many analysts expected that the Fed would soon move to a more neutral stance to reflect the likelihood that the recession was over.

This proved to be the case when the Fed indicated at its March meeting that an economic recovery was apparently underway and that the risks of recession and inflation were evenly balanced. In our view, this pronouncement signaled that
the   Fed's  aggressive  rate-cutting  campaign  was  complete.  Although  many fixed-income investors reacted as if rate hikes were imminent, the Fed later suggested that this was not necessarily true. With layoffs continuing and consumers spending less, the strength of the recovery remained uncertain.

Although the U.S. economy grew at a robust 5.80% annualized rate during the first quarter of 2002, the economic recovery became more sluggish in April and May. Jobless claims increased, indicating that businesses continued to reduce costs through layoffs. The Producer Price Index rose, mainly because of higher energy costs. For their part, consumers began to spend at a slower rate, and consumer sentiment dropped. Indeed, the Fed chose not to raise interest rates during its May meeting, saying that the degree of strengthening in final demand over coming quarters, an essential element in sustained economic expansion, was
still    uncertain.

What is the fund's current strategy?

As we have for some time now, we have generally maintained the fund's weighted average maturity at a point that is longer than that of its peer group average. This strategy is designed to capture prevailing yields and maintain them for as long as we deem practical. Accordingly, we have continued to focus primarily on money market instruments in the three- to six-month maturity range. However, we have also purchased securities with maturities of up to 12 months when we believed attractive values became available.

As of May 31, economic data continued to suggest that the U.S. economy was expanding at a modest but uneven pace and that the second quarter's growth rate would be less robust than the first quarter's. Retail sales growth was slower in May than in April, industrial production was weaker than expected and consumer sentiment was down sharply. In the face of weaker second quarter growth and faltering consumer spending, we currently believe that the Fed is unlikely to raise interest rates until later this year at the earliest. As always, we are monitoring the economy closely, and we may look to change our strategies as economic and market conditions develop.

June 17, 2002

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE CLASS B YIELDS WOULD HAVE BEEN LOWER.

                                                             The Fund

STATEMENT OF INVESTMENTS

May 31, 2002 (Unaudited)



                                                                      Annualized
                                                                        Yield on
                                                                         Date of               Principal
U.S. GOVERNMENT AGENCIES--99.6%                                      Purchase (%)              Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Bank, Consolidated

  Systemwide Discount Notes

   9/11/2002                                                                2.72              20,000,000              19,849,833

Federal Farm Credit Bank, Consolidated

  Systemwide Floating Rate Notes

   6/21/2002                                                                1.83  (a)         25,000,000              24,999,747

   6/2/2003                                                                 1.75  (a)         50,000,000              49,987,808

Federal Farm Credit Bank, Consolidated

  Systemwide Notes

   10/28/2002                                                               2.18               6,550,000               6,657,275

Federal Home Loan Banks, Discount Notes

   6/3/2002                                                                 1.72              18,291,000              18,289,252

   8/20/2002                                                                3.52              35,000,000              34,997,103

   10/11/2002                                                               2.30               7,300,000               7,239,775

   12/17/2002                                                               2.44              25,000,000              24,998,519

   1/10/2003                                                                2.34              14,966,000              14,752,776

Federal Home Loan Banks, Notes

   7/18/2002                                                                3.52              30,000,000              30,125,104

   7/30/2002                                                                3.73              12,000,000              12,000,000

   10/18/2002                                                               2.39              25,000,000              25,001,999

   11/15/2002                                                               2.12              37,415,000              38,113,279

   1/15/2003                                                                2.34              25,400,000              25,869,660

   1/29/2003                                                                2.24              20,000,000              20,000,000

   2/28/2003                                                                2.21              14,850,000              14,850,000

   4/11/2003                                                                2.74             100,000,000             100,000,000

Federal Home Loan Banks, Floating Rate Notes

   12/12/2002                                                               1.77  (a)         50,000,000              49,989,588

   5/9/2003                                                                 1.74  (a)        100,000,000             100,000,000

   6/27/2003                                                                1.77  (a)         50,000,000              49,986,776

   9/8/2003                                                                 1.78  (a)         50,000,000              50,000,000

   10/24/2003                                                               1.70  (a)        100,000,000             100,000,000

Federal Home Loan Mortgage Corporation,

  Discount Notes

   6/13/2002                                                                1.83              95,000,000              94,942,367

   7/18/2002                                                                1.83              28,000,000              27,933,469

   8/15/2002                                                                3.50              27,437,000              27,243,798

   11/7/2002                                                                2.14              10,000,000               9,906,808

   12/5/2002                                                                2.25              25,000,000              24,714,306

   12/11/2002                                                               2.23               2,000,000               1,976,411

   12/13/2002                                                               2.07              66,090,000              65,356,594

   1/2/2003                                                                 2.27              60,000,000              59,203,902


                                                                       Annualized
                                                                       Yield on
                                                                       Date of               Principal
U.S. GOVERNMENT AGENCIES (CONTINUED)                                   Purchase (%)           Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage

   Corporation, Notes
   10/15/2002                                                               2.02              25,000,000              25,381,737

Federal National Mortgage Association,

  Discount Notes

   6/28/2002                                                                3.76              24,000,000              23,934,660

   10/30/2002                                                               1.97              30,000,000              29,755,883

Federal National Mortgage Association,

  Floating Rate Notes

   1/3/2003                                                                 1.76  (a)         50,000,000              49,996,426

   4/3/2003                                                                 1.72  (a)        100,000,000              99,996,018

   5/7/2003                                                                 1.74  (a)         50,000,000              49,989,986

   7/22/2003                                                                1.75  (a)         50,000,000              49,994,286

Federal National Mortgage Association, Notes

   8/15/2002                                                                3.56              25,000,000              25,152,595

Student Loan Marketing Association,

  Discount Notes

   2/7/2003                                                                 2.19              11,283,000              11,113,865

Student Loan Marketing Association,

  Floating Rate Notes

   2/13/2003                                                                1.78  (a)         75,000,000              74,981,320

   4/25/2003                                                                1.73  (a)        100,000,000             100,000,000

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $1,669,282,925)                                                                                           1,669,282,925
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,669,282,925)                                                             99.6%          1,669,282,925

CASH AND RECEIVABLES (NET)                                                                            .4%              7,144,699

NET ASSETS                                                                                         100.0%          1,676,427,624

(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2002 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                       1,669,282,925  1,669,282,925

Cash                                                                 2,510,671

Interest receivable                                                  5,815,917

Prepaid expenses and other assets                                      156,276

                                                                 1,677,765,789
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                        1,237,473

Accrued expenses                                                       100,692

                                                                     1,338,165
-------------------------------------------------------------------------------

NET ASSETS ($)                                                   1,676,427,624
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                  1,676,532,826

Accumulated net realized gain (loss) on investments                   (105,202)
-------------------------------------------------------------------------------

NET ASSETS ($)                                                   1,676,427,624

NET ASSET VALUE PER SHARE

                                                        Class A        Class B
--------------------------------------------------------------------------------

Net Assets ($)                                       712,722,621   963,705,003

Shares Outstanding                                   712,826,379   963,706,447
-------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                               1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended May 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     19,745,225

EXPENSES:

Management fee--Note 2(a)                                            4,302,160

Distribution fees and prospectus--Note 2(b)                          1,723,979

Shareholder servicing costs--Note 2(c)                               1,626,673

Registration fees                                                      104,368

Custodian fees                                                          54,531

Directors' fees and expenses--Note 2(d)                                 26,002

Professional fees                                                       19,448

Shareholders' reports                                                    5,660

Miscellaneous                                                            6,882

TOTAL EXPENSES                                                       7,869,703

Less--reduction in shareholder servicing costs
  due to undertaking--Note 2(c)                                       (131,097)

NET EXPENSES                                                         7,738,606

INVESTMENT INCOME--NET                                              12,006,619
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                  (1,906)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                12,004,713

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2002            Year Ended
                                               (Unaudited)    November 30, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         12,006,619            51,786,087

Net realized gain (loss) on investments            (1,906)              122,807

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   12,004,713            51,908,894
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (5,956,158)          (26,236,012)

Class B shares                                (6,050,461)          (25,550,075)

TOTAL DIVIDENDS                              (12,006,619)          (51,786,087)
-------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                             2,362,126,398         5,473,048,507

Class B shares                             1,329,819,380         2,081,109,862

Dividends reinvested:

Class A shares                                 4,469,461            26,005,389

Class B shares                                 4,860,990            22,599,321

Cost of shares redeemed:

Class A shares                            (2,458,828,463)       (5,268,787,974)

Class B shares                            (1,197,694,142)       (1,829,290,672)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 44,753,624           504,684,433

TOTAL INCREASE (DECREASE) IN NET ASSETS       44,751,718           504,807,240
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                        1,631,675,906         1,126,868,666

END OF PERIOD                              1,676,427,624         1,631,675,906

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                 Six Months                                                               Ten Months          Year
                                      Ended                                                                    Ended         Ended
                              May 31, 2002                    Year Ended November 30,                   November 30,    January 31,
                                              -----------------------------------------------------
CLASS A SHARES                   (Unaudited)         2001         2000          1999          1998              1997(a)        1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                 1.00          1.00         1.00          1.00          1.00              1.00          1.00

Investment
   Operations:

Investment
   income--net                         .008          .040         .054          .043          .048              .040          .047

Distributions:

Dividends from
   investment
   income--net                        (.008)        (.040)       (.054)        (.043)        (.048)            (.040)        (.047)

Net asset value,
   end of period                       1.00          1.00         1.00          1.00          1.00              1.00          1.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                       1.52(b)       4.05         5.54          4.42          4.88              4.84(b)       4.75
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL
   DATA (%):

Ratio of expenses to
   average net assets                   .78(b)        .77          .76           .76           .77               .82(b)        .82

Ratio of net investment
   income to average
   net assets                          1.52(b)       3.85         5.40          4.35          4.77              4.78(b)       4.65
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   end of period
   ($ x 1,000)                      712,723       804,956      574,630       610,511       539,878           510,289       519,861

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                 Six Months                                                               Ten Months           Year
                                      Ended                                                                    Ended          Ended
                               May 31, 2002                    Year Ended November 30,                   November 30,    January 31,
                                              -----------------------------------------------------
CLASS B SHARES                   (Unaudited)         2001         2000          1999          1998              1997(a)     1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                 1.00          1.00         1.00          1.00          1.00              1.00          1.00

Investment
   Operations:

Investment
   income--net                         .006          .037         .052          .041          .046              .038          .045

Distributions:

Dividends from
   investment
   income--net                        (.006)        (.037)       (.052)        (.041)        (.046)            (.038)        (.045)

Net asset value,
   end of period                       1.00          1.00         1.00          1.00          1.00              1.00          1.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                       1.30(b)       3.81         5.29          4.17          4.66              4.69(b)       4.58
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL
   DATA (%):

Ratio of expenses to
   average net assets                  1.00(b)       1.00         1.00          1.00           .97              1.00(b)       1.00

Ratio of net investment
   income to average
   net assets                          1.29(b)       3.60         5.15          4.09          4.55              4.60(b)       4.48

Decrease reflected in
   above expense ratios
   due to undertakings
   by The Dreyfus
   Corporation                          .03(b)        .04          .03           .03           .05               .05(b)        .08
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   end of period
   ($ x 1,000)                      963,705       826,720      552,238       659,185       645,984           364,845        90,175

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Government Securities Money Market Fund (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (10 billion shares authorized) and Class B (6 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $2,775 during the period ended May 31, 2002 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $109,000 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2001. If not applied, $50,000 of the carryover expires in fiscal 2005, $17,000 expires in fiscal 2007 and $42,000 expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2001 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 11_2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2002, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the fund's average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2002, Class A shares were charged $786,227 pursuant to the Plan.

Under  the  Distribution   Plan  with  respect  to  Class  B  shares  ("Class  B
Distribution  Plan"),  adopted  pursuant to Rule 12b-1  under the Act,  Class B
shares  bear  directly  the  costs  of  preparing,   printing  and  distributing
prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 2002, Class B shares were charged $937,752 pursuant to the Class B Distribution Plan.

(c) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2002, Class A shares were charged $182,567 pursuant to the Class A Shareholder Services Plan.

Under the fund' s Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class
B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The Manager had undertaken from December 1, 2001, through May 31, 2002, that if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended May 31, 2002, Class B shares were charged, $1,170,014 pursuant to the Class B Shareholder Services Plan, of which $131,097 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2002, the fund was charged $27,326, pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


NOTES

            For More Information

                        General Government Securities
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166




To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to
info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  975SA0502



================================================================================





General
Treasury Prime
Money Market Fund


SEMIANNUAL REPORT May 31, 2002

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                         General Treasury Prime
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for General Treasury Prime Money Market Fund, covering the six-month period from December 1, 2001 through May 31, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

We have recently seen signs of economic recovery, which may signal an end to the U.S. economic recession. As the economy has gained strength, however, prices of stocks and many bonds have fluctuated widely. The war on terror, instability in the Middle East and South Asia, and new disclosures of questionable accounting and management practices among U.S. corporations have buffeted the financial markets, making the short-term movements of stocks and bonds particularly volatile.

In this environment, money market funds have once again demonstrated their ability to preserve investors' capital during challenging times. Although yields have remained near historical lows, money market funds have recently attracted a record amount of assets as investors look for a more stable alternative to the
stock    market.

When will volatility in the longer term markets subside? No one knows for sure. It is unlikely that returns from money market funds will enable you to reach long-term financial goals such as retirement, a new home or a college education. Although you may be worried about the challenges presented for growth or income under current market conditions, we encourage you to talk with a professional financial advisor who can help you navigate the right course to financial security for yourself and your family. For our part, and as we have for more than 50 years, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 17, 2002




DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Treasury Prime Money Market Fund perform during the period?

During the six-month period ended May 31, 2002, the fund produced an annualized yield of 1.15% for Class A shares, 0.96% for Class B shares and 0.91% for Class X shares. Taking into account the effects of compounding, the fund produced an annualized effective yield of 1.16% for Class A shares, 0.96% for Class B shares and 0.91% for Class X shares.(1)

We attribute the fund's performance to the Federal Reserve Board's (the "Fed") interest-rate reductions early in the reporting period.

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

What other factors influenced the fund's performance?

When the reporting period began, the economy was in the midst of a recession that had been intensified by the September 11 terrorist attacks. The Fed reacted quickly and decisively, further reducing the benchmark federal funds rate in an effort to rekindle economic growth. The Fed' s announcement of a 0.50 percentage-point rate cut in November, just before the reporting period began, cited "heightened uncertainty and concerns about a deterioration in business conditions both here and abroad." This was followed by a 0.25 percentage-point cut at the Fed's December meeting, despite early signs that the rate of economic deterioration had slowed. The December cut brought the federal funds rate to 1.75%, its lowest level in 40 years.

                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

It was later estimated that the U.S. economy grew at a 1.40% annual rate during the fourth quarter of 2001, driven primarily by consumer spending. Buoyed by the economy's apparent gains, the Fed held the federal funds rate steady at 1.75% at its January 2002 meeting. As positive economic data accumulated in February, including reports of increased manufacturing activity and strong consumer spending, many analysts expected that the Fed would soon move to a more neutral stance to reflect the likelihood that the recession was over.

This proved to be the case when the Fed indicated at its March meeting that an economic recovery was apparently underway and that the risks of recession and inflation were evenly balanced. In our view, this pronouncement signaled that
the   Fed's  aggressive  rate-cutting  campaign  was  complete.  Although  many fixed-income investors reacted as if rate hikes were imminent, the Fed later suggested that this was not necessarily true. With layoffs continuing and consumers spending less, the strength of the recovery remained uncertain.

Although the U.S. economy grew at a robust 5.80% annualized rate during the first quarter of 2002, the economic recovery became more sluggish in April and May. Jobless claims increased, indicating that businesses continued to reduce costs through layoffs. The Producer Price Index rose, mainly because of higher energy costs. For their part, consumers began to spend at a slower rate, and consumer sentiment dropped. Indeed, the Fed chose not to raise interest rates during its May meeting, saying that the degree of strengthening in final demand over coming quarters, an essential element in sustained economic expansion, was
still    uncertain.

What is the fund's current strategy?

As we have for some time now, we have generally maintained the fund's weighted average maturity at a point that is longer than that of its peer group average. This strategy is designed to capture prevailing yields and maintain them for as long as we deem practical. Accordingly, we have continued to focus primarily on money market instruments in the three- to six-month maturity range. However, we have also purchased securities with maturities of up to 12 months when we believed attractive values became available.

As of May 31, economic data continued to suggest that the U.S. economy was expanding at a modest but uneven pace and that the second quarter's growth rate would be less robust than the first quarter's. Retail sales growth was slower in May than in April, industrial production was weaker than expected and consumer sentiment was down sharply. In the face of weaker second-quarter growth and faltering consumer spending, we currently believe that the Fed is unlikely to raise interest rates until later this year at the earliest. As always, we are monitoring the economy closely, and we may look to change our strategies as economic and market conditions develop.

June 17, 2002

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER.

                                                             The Fund

STATEMENT OF INVESTMENTS

May 31, 2002 (Unaudited)



                                                                       Annualized
                                                                         Yield on
                                                                          Date of               Principal
U.S. TREASURY BILLS--87.7%                                            Purchase (%)              Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

   6/6/2002                                                                  1.70               2,548,000              2,547,398

   6/13/2002                                                                 1.69              10,050,000             10,044,370

   6/20/2002                                                                 1.69               1,445,000              1,443,715

   6/27/2002                                                                 1.68               1,281,000              1,279,446

   7/5/2002                                                                  1.69               4,351,000              4,344,050

   7/25/2002                                                                 1.62                 400,000                399,028

   8/22/2002                                                                 1.72               1,166,000              1,161,458

   10/3/2002                                                                 1.81               7,190,000              7,145,422

TOTAL U.S. TREASURY BILLS

   (cost $28,364,887)                                                                                                 28,364,887
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--12.6%
-----------------------------------------------------------------------------------------------------------------------------------

   5.625%, 11/30/2002                                                        2.06               2,000,000              2,034,244

   5.50%, 1/31/2003                                                          2.24               2,000,000              2,042,700

TOTAL U.S. TREASURY NOTES

   (cost $4,076,944)                                                                                                   4,076,944
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

   (cost $32,441,831)                                                                               100.3%            32,441,831

LIABILITIES, LESS CASH AND RECEIVABLES                                                                (.3%)              (84,799)

NET ASSETS                                                                                          100.0%            32,357,032

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

May 31, 2002 (Unaudited)

                                                               Cost       Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  32,441,831  32,441,831

Cash                                                                      3,905

Interest receivable                                                      37,075

Prepaid expenses                                                            690

                                                                     32,483,501
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            22,235

Accrued expenses and other liabilities                                  104,234

                                                                        126,469
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       32,357,032
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      32,353,929

Accumulated net realized gain (loss) on investments                       3,103
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       32,357,032

NET ASSET VALUE PER SHARE

                                                                              Class A       Class B       Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             20,856,877    11,499,155         1,000

Shares Outstanding                                                         20,854,406    11,498,523         1,000
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00          1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                        517,217

EXPENSES:

Management fee--Note 2(a)                                              128,327

Distribution fees and prospectus--Note 2(b)                             51,331

Shareholder servicing costs--Note 2(c)                                  27,030

Professional fees                                                        7,211

Custodian fees                                                           3,685

Prospectus and shareholders' reports                                     3,258

Directors' fees and expenses--Note 2(d)                                  1,023

Registration fees                                                          600

Miscellaneous                                                              774

TOTAL EXPENSES                                                         223,239

Less--reduction in shareholder

  servicing costs due to undertaking--Note 2(a)                         (5,743)

NET EXPENSES                                                           217,496

INVESTMENT INCOME--NET                                                 299,721
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):                  9,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   309,029

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2002            Year Ended
                                               (Unaudited)    November 30, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          299,721             1,434,885

Net realized gain (loss) on investments           9,308                (5,609)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    309,029             1,429,276
------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (235,980)           (1,168,190)

Class B shares                                  (63,737)             (266,665)

Class X shares                                       (4)                  (30)

TOTAL DIVIDENDS                                (299,721)           (1,434,885)
------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                               59,682,934           227,094,126

Class B shares                               40,121,270            34,559,976

Dividends reinvested:

Class A shares                                  233,136             1,152,569

Class B shares                                   63,637               264,487

Cost of shares redeemed:

Class A shares                             (105,760,961)         (181,727,188)

Class B shares                              (40,674,569)          (28,221,609)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS          (46,334,553)           53,122,361

TOTAL INCREASE (DECREASE) IN NET ASSETS     (46,325,245)           53,116,752
------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                          78,682,277            25,565,525

END OF PERIOD                                32,357,032            78,682,277

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                         Six Months Ended
                                                                             May 31, 2002              Year Ended November 30,
                                                                                                    --------------------------
CLASS A SHARES                                                                 (Unaudited)               2001         2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                 1.00                1.00         1.00

Investment Operations:

Investment income--net                                                               .006                .034         .051

Distributions:

Dividends from investment income--net                                               (.006)              (.034)       (.051)

Net asset value, end of period                                                       1.00                1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                     1.16(b)             3.49         5.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                               .79(b)              .80          .80

Ratio of net investment income

   to average net assets                                                             1.24(b)             3.25         5.49

Decrease reflected in above expense ratios

   due to undertaking by The Dreyfus Corporation                                       --                 .08          .43
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                              20,857              66,694       20,179

(A)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                         Six Months Ended
                                                                             May 31, 2002              Year Ended November 30,
                                                                                                    ---------------------------
CLASS B SHARES                                                                 (Unaudited)               2001            2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                 1.00                1.00            1.00

Investment Operations:

Investment income--net                                                               .005                .032            .049

Distributions:

Dividends from investment income--net                                               (.005)              (.032)          (.049)

Net asset value, end of period                                                       1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                      .96(b)             3.27            5.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                              1.00(b)             1.00            1.00

Ratio of net investment income

   to average net assets                                                              .95(b)             2.94            5.14

Decrease reflected in above expense ratios

   due to undertaking by The Dreyfus Corporation                                      .09(b)              .13            4.97
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                              11,499              11,987           5,385

(A)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Six Months Ended
                                                                             May 31, 2002               Year Ended November 30,
                                                                                                     --------------------------
CLASS X SHARES                                                                 (Unaudited)               2001          2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                 1.00                1.00          1.00

Investment Operations:

Investment income--net                                                               .005                .032          .048

Distributions:

Dividends from investment income--net                                               (.005)              (.032)        (.048)

Net asset value, end of period                                                       1.00                1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                      .90(b)             3.22          4.94
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                              1.05(b)             1.05          1.05

Ratio of net investment income

   to average net assets                                                              .88(b)             3.03          4.55

Decrease reflected in above expense ratios

   due to undertaking by The Dreyfus Corporation                                     1.94(b)             3.24          20.13
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                                   1                   1              1

(A)  FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Treasury Prime Money Market Fund, (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the, "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund is authorized to issue 3 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Class X (1 billion shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on pro rata basis.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $6,000 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2001. If not applied, $600 of the carryover expires in fiscal 2008 and $5,400 expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2001 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken through May 31, 2002 to reduce the management fee paid by the fund, to the extent that, if the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of .80 of 1% for Class A, 1% for Class B and 1.05% for Class X shares of the value of the fund's average daily net assets. The expense reimbursement pursuant to the undertaking, amounted to $5,733 for Class B and $8 for Class X shares during the period ended May 31, 2002.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pays the Distributor for distributing their shares and servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2002, Class A shares were charged $38,111 pursuant to the Plan.

Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate of .20 of 1% of the value of their average daily net assets. During the period ended May 31, 2002, Class B shares were charged $13,434 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of their average daily net assets. During the period ended May 31, 2002, Class X shares were charged $1 pursuant to the Class X Distribution Plan, all of which was reimbursed by the Manager.

(c) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2002, Class A shares were charged $4,940 pursuant to the Class A Shareholder Services Plan.

Under the fund's Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan"), Class B and Class X shares pay the Distributor for the provision of certain services to the holders of Class B and Class X shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2002, Class B and Class X shares were charged $16,705 and $1, respectively, pursuant to the Shareholder Services Plan, of which all of Class X shares were reimbursed by the Manager.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2002, the fund was charged $1,226 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


NOTES

                  For More Information

                        General Treasury Prime
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166




To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to
info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  387SA0502